Restructuring - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Restructuring Cost and Reserve [Line Items]
Restructuring	$ 6,162	$ 0	$ 6,162	$ 18,089	$ 18,089
Impairment of right-of-use assets			5,731	$ 5,411
Provision balance	10,015		10,015		$ 10,748	$ 1,637
Office consolidation
Restructuring Cost and Reserve [Line Items]
Provision balance	8,900		8,900
Other liabilities | Office consolidation
Restructuring Cost and Reserve [Line Items]
Provision balance	4,800		4,800
Other liabilities | Employee severance
Restructuring Cost and Reserve [Line Items]
Provision balance	1,100		1,100
Non-current operating lease liabilities | Office consolidation
Restructuring Cost and Reserve [Line Items]
Provision balance	$ 4,100		$ 4,100